                       SHUMAKER, LOOP & KENDRICK, LLP
                          NORTH COURTHOUSE SQUARE
                                1000 JACKSON
David J. Mack             TOLEDO, OHIO 43624-1573        OTHER OFFICE LOCATIONS:
(419) 321-1396           TELEPHONE (419) 241-9000                 CHARLOTTE
dmack@slk-law.com           FAX (419) 241-6894                    COLUMBUS
                                ___________                       TAMPA

November 2, 2005


VIA EDGAR SUBMISSION, E-MAIL & OVERNIGHT COURIER

Mr. Jeffrey B. Werbitt
Attorney Advisor
United States Securities and Exchange Commission
Division of Corporation Finance
Office of Mergers and Acquisitions
100 F Street, N.E.
Washington, D.C. 20549

RE:  MERCHANTS BANCORP, INC.

     Schedule 13E-3
     Filed September 6, 2005
     SEC File No. 5-80876

     Preliminary Proxy Statement on Schedule 14A
     Filed September 6, 2005
     SEC File No. 0-49771


Dear Mr. Werbitt:

    On behalf of Merchants Bancorp, Inc. and in response to your comment letter dated October 17, 2005, this correspondence is being provided contemporaneously with the revised filing of the above referenced submissions. The following responses are numbered in accordance with your comment letter. All references to page numbers refer to page numbers as they appear in the black-lined document provided to your office by e-mail as a supplement to the Company's revised EDGAR Submission. The black-lined document does not include
Exhibit 99.2 to the Schedule 13E-3, which materials have not been altered in response to your comment letter.

1. Following the proposed transactions, the Company will have outstanding Common Stock held of record by approximately 226 shareholders and Series A Preferred Stock ("Preferred Stock") held of record by as many as 280 shareholders. Under Section 12(g)(5) of the Exchange Act, the Common Stock and the Preferred Stock would be deemed to constitute a single "class" of equity securities for purposes of Section 12(g) if they are of "substantially similar character and the holders of which enjoy substantially similar rights and privileges." As more fully discussed below, based on an analysis of the terms of the respective securities and the purposes of the Exchange Act, it is our view that the Common Stock and the Preferred Stock are not substantially similar for purposes of Section 12(g)(5) and, consequently, deregistration of the Common Stock under the Exchange Act should not be prohibited.

Mr. Jeffrey Werbitt
November 2, 2005
Page 2 of 8


     A comparison of the respective characteristics of the Common and Preferred Stock are set forth in the table below, with a more comprehensive description of the various terms of each class of security provided in the accompanying proxy materials.

----------------------------------------------------------------------------------------------------------
                                          TERM COMPARISON CHART
                                          ---------------------
----------------------------------------------------------------------------------------------------------
          TERM                          COMMON STOCK                      SERIES A PREFERRED STOCK
----------------------------------------------------------------------------------------------------------
Voting Rights              One vote on all matters per share;      None
                           cumulative voting in the election of
                           directors
----------------------------------------------------------------------------------------------------------
Preemptive Rights          None                                    None

----------------------------------------------------------------------------------------------------------
Dividend Rights            As declared by the board out of funds   As declared by the board out of funds
                           legally available therefore; no         legally available therefore; preference
                           dividend payable unless first paid to   to holders of Common
                           holders of Series A Preferred
----------------------------------------------------------------------------------------------------------
Conversion Rights          None                                    None

----------------------------------------------------------------------------------------------------------
Transfer Rights            Freely transferable                     Freely transferable insofar as
                                                                   transfer would not increase record
                                                                   ownership
----------------------------------------------------------------------------------------------------------
Liquidation Rights         Subordinated to holders of Series A     Preference over holders of Common -
                           Preferred                               Holders are entitled to receive the
                                                                   "Principal Amount" of $23.00 per
                                                                   share prior to any distribution to
                                                                   holders of Common Stock
----------------------------------------------------------------------------------------------------------
Callability                Not callable                            Callable at Company's option after
                                                                   5th year following issuance or in
                                                                   connection with a "Change in Control"
                                                                   event
----------------------------------------------------------------------------------------------------------
Antidilution Rights        None                                    Adjustments tied to adjustments in
                                                                   the number of outstanding Common
                                                                   Shares
----------------------------------------------------------------------------------------------------------
Term                       Perpetual Term                          Series A Preferred mature on the 20th
                                                                   anniversary following the date of
                                                                   issuance, at which time all holders
                                                                   thereof will receive the principal
                                                                   amount of $23.00 per share
----------------------------------------------------------------------------------------------------------


     Section 12(g)(5) provides that, for purposes of Section 12(g), the term "class" includes "all securities of an issuer which are of substantially similar rights and privileges". Because the combined number of record holders of the Company's Common and Series A Preferred Stock will exceed 500 following the proposed transaction, if the Common Stock and the Preferred Stock were deemed to constitute a single "class" of equity security within the meaning of Section 12(g)(5) of the Exchange Act, Merchants would continue to be subject to the requirements of Section 12(g) of the Exchange Act and deregistration of its Common Stock would not be permitted.

     In the present case, the characteristics of the Common Stock, on the one and, and the Preferred Stock, on the other hand, differ in certain significant respects. With respect to

Mr. Jeffrey Werbitt
November 2, 2005
Page 3 of 8


     dividends, holders of Preferred Stock are entitled to receive preferential cash dividends and to participate pari passu with the shares of Common Stock in the payment of dividends on the Common Stock. In connection with a liquidation, holders of Preferred Stock are entitled to receive the Principal Amount of their investment prior to any liquidating distributions to holders of Common Stock. The shares of Common Stock possess voting rights with one vote per Common Share, while the shares of Preferred Stock have no voting rights. In addition, the Common Stock is perpetual, while the Preferred Stock has a term of 20 years, at the completion of which all holders thereof will receive the Principal Amount of their investment. Finally, shares of Common Stock held by non-affiliates are freely transferable, while shares of Preferred Stock are subject to certain restrictions on transfer designed to keep the record number of holders thereof at the initial level.

     We believe that the distinctions between the rights and privileges enjoyed by the holders of the Common and Preferred Stock are such that these two classes of securities do not meet the "substantially similar" tests set forth in Section 12(g)(5) of the Exchange Act. Accordingly, the Common Stock and the Preferred Stock are separate classes of equity securities for purposes of determining whether registration under Section 12(g) of the Exchange Act would be required.

     The staff of the Commission has consistently taken "no-action" positions in the past with respect to determining whether securities with different voting rights amount to separate classes for purposes of Section 12(g) of the Exchange Act. In that regard, the Commission has found in numerous instances that where securities possess different rights with respect to voting, such securities amount to separate classes of securities under
     Section 12(g)(5). See R.H. Macy & Co. (September 1988); Crawford & Co. (March 25, 1991); Jevic Transportation, Inc. (March 12, 1999); and Turner Broadcasting Systems, Inc. (February 6, 1990). Similarly, the staff took a no-action position in favor of an issuer where significant differences existed in separate classes of securities with respect to profit and loss shares and guaranty against losses, differences regarding cash distributions, priority upon liquidation, voting and other participation in decision-making, withdrawal rights, and transferability. See Bear, Stearns & Co. (August 2, 1982). A no-action position also was taken by the staff in favor of an issuer that treated two classes of its common stock as separate classes of securities for purposes of Section 12(g) of the Exchange Act where one class had a dividend preference and the other class had greater voting rights per share. See Motorola Inc. (January 31, 1972). Finally, the Commission has also deemed securities to be of separate classes where the major differences between the classes of units related to the allocation of the profits and losses and distributions. See Cal-American Income Liberty Fund II (September 1, 1975).

Mr. Jeffrey Werbitt
November 2, 2005
Page 4 of 8



     As described above, the rights and privileges of the holders of the Common Stock are dissimilar from those of the holders of Preferred Stock with respect to dividends, liquidation, voting, transfer, redemption and term. Consequently, based upon the differing terms of these securities and the authority outlined above, we believe that the Common Stock is not substantially similar to the Preferred Stock, and that they are separate classes of equity securities within the meaning of sections 12(g)(1) and 12(g)(5) of the Exchange Act.

2.   Additional language is provided under the "Introduction" portion of the
     Schedule 13E-3/A indicating that shareholders owning between 100 and 1,500 shares are permitted to determine the amount of their Common Shares as to which they elect to receive cash and/or shares of Series A Preferred Stock.

3. A table indicating the pro forma beneficial ownership of 5% and greater beneficial owners is provided on pages 5 and 72 of the Preliminary Proxy Statement. The only 5% and greater beneficial owners of the Common Stock of the Company (both pre and post transaction) are also each members of the Company's Board of Directors.

4. Language more thoroughly addressing the treatment with respect to dividends, particularly the Company's year-end dividend, has been included on pages 34 and 51 of the Preliminary Proxy Statement.

5. Language indicating the relevant aspects of the new class of Series A Preferred Stock has been included in the Notice to Shareholders and the Cover Page of the Preliminary Proxy Statement, as well as on pages 22, 50 and 69 of the Preliminary Proxy Statement.

6. Language regarding the availability and exercise of dissenters' rights of appraisal has been included on the Cover Page of the Preliminary Proxy Statement.

7. Additional language is provided on the Cover Page of the Preliminary Proxy Statement and on pages 3, 10, 49 and 68 of the Preliminary Proxy Statement which indicates that shareholders owning between 100 and 1,500 shares are permitted to determine the amount of their Common Shares as to which they elect to receive cash and/or shares of Series A Preferred Stock.

8. A table showing a comparison of the rights of Common and Series A Preferred Stock has been included on page 3 of the Preliminary Proxy Statement, and additional language more thoroughly describing the terms of the Series A Preferred Stock has been added on page 2 thereof.

9. Language describing the reasons for the structure of this transaction has been included on page 2 of the Preliminary Proxy Statement.

Mr. Jeffrey Werbitt
November 2, 2005
Page 5 of 8


10. Language describing the accounting treatment has been included on page 7 of the Preliminary Proxy Statement.

11. Language indicating the position of MBI Merger Sub as to the fairness of the transaction has been included on page 45 of the Preliminary Proxy Statement.

12. A table indicating the pre and post transaction beneficial ownership of directors and executive officers (as well as 5% or greater beneficial owners) is provided on pages 5 and 72 of the Preliminary Proxy Statement. Officers and directors will not be impacted by this transaction other than as discussed in the Preliminary Proxy Statement.

13. Language clarifying the availability of dissenters' rights of appraisal to all shareholders has been included on page 5 of the Preliminary Proxy Statement.

14. A summary regarding the procedures for perfecting dissenters' rights of appraisal has been included on page 6 of the Preliminary Proxy Statement.

15. The referenced language currently addresses the material tax consequences to security holders. Due to the complexity of the Internal Revenue Code and regulations promulgated thereunder, individual tax treatment may vary from shareholder to shareholder depending on their individual circumstances.

16. The Company has determined that shareholders owning more than 100 but fewer than 1,500 shares shall be permitted to change their election as to the receipt of the Cash Consideration or Series A Preferred Stock at any time prior to the date of the special meeting of shareholders. Both the Notice of the Special Meeting and page 50 of the Preliminary Proxy Statement have been modified accordingly.

17. The Preliminary Proxy Statement has been revised to state that the proxy will remain valid only in connection with adjournments of the special meeting of shareholders.

18. The disclosure beginning on page 13 of the Preliminary Proxy Statement has been modified to more clearly indicate the Board's deliberative role regarding the going-private transaction.

19. The preliminary analysis is provided as Exhibit 99.3 to the Company's Form 13E-3/A, and language more thoroughly describing the contents of this report has been included on page 14 of the Preliminary Proxy Statement.

20. The section of the Preliminary Proxy Statement captioned "Background of the Merger Proposal" (beginning on page 12) includes discussion regarding all such meetings, negotiations and contacts. Language regarding the Company's timing of the proposed transaction has been included on pages 12 and 14 of the Preliminary Proxy Statement.

Mr. Jeffrey Werbitt
November 2, 2005
Page 6 of 8

     Language regarding the Company's engagement of Austin Associates in connection with the going-private transaction has been included on page 14 of the Preliminary Proxy Statement.

21. Language elaborating on the Board's deliberative process with respect to establishing the relevant shareholder groupings and its determination not to provide the option between cash and Series A Preferred Stock to holders of 100 or fewer shares of Common Stock has been included on page 16 of the Preliminary Proxy Statement.

22. Language elaborating on the Board's deliberative process with respect to establishing the amount of the Cash Consideration and Principal Amount of the Series A Preferred Stock has been included on page 17 of the Preliminary Proxy Statement.

23. Discussion regarding why the Board determined not to pursue a sale of the Company in lieu of the going-private transaction has been included on page 19 of the Preliminary Proxy Statement.

24. Language regarding certain alternatives for persons holding their Common Stock in "street name" has been included on pages 23 and 24 of the Preliminary Proxy Statement.

25.  The relevant language has been deleted from the materials.

26. The bases for Austin Associates' projections pursuant to its discounted cash flow analysis are provided on page 28 of the Preliminary Proxy Statement.

27. Language more thoroughly discussing the determination of the fair value of the Company's Common Stock, and the weighting of the various valuation methodologies used to determine that amount, has been included on page 31 of the Preliminary Proxy Statement.

28. The Financial Fairness disclosure has been revised (e.g. pages 26 and 27 of the Preliminary Proxy Statement) to clarify that Austin Associates created its projections with respect to its Discounted Cash Flow Analysis based upon the 2005 Budget of Merchants Bancorp, Inc., the material components of which Budget are provided on page 28 of the Preliminary Proxy Statement. The 2005 Budget was developed by the Company and provided to Austin Associates for purposes of preparing its analysis. The Company has indicated that its Budget calculations have, in all material respects, been prepared in accordance with GAAP.

29. Language highlighting the enhancement in voting rights to remaining holders of Common Stock has been included on page 35 of the Preliminary Proxy Statement.

30. The section of the Preliminary Proxy Statement captioned "Recommendation of Our Board of Directors," beginning on page 37, has been revised to more thoroughly address the Board's deliberations regarding its recommendation to shareholders. With respect to matters of financial fairness, the discussion indicates the consideration by the Board of all factors discussed under the section of the Preliminary Proxy Statement captioned "Financial

Mr. Jeffrey Werbitt
November 2, 2005
Page 7 of 8


     Fairness." The discussion under that section indicates the consideration of the going concern value of the Company (i.e. the discounted cash flow analysis), historic market prices, and a derivative of net book value (i.e. the net asset value calculation). The "Financial Fairness" section (page 31 of the Preliminary Proxy Statement) indicates that greater consideration was given to the discounted cash flow analysis than to either of the other two measures.

31. The sections of the Preliminary Proxy Statement captioned "Recommendation of Our Board of Directors" and "Position of MBI Merger Sub, Inc. as to the Fairness of the Merger" have been revised to address the fairness of the transaction to each indicated subset of unaffiliated shareholders.

32. Discussion regarding the substantive fairness of the Series A Preferred Stock has been included on pages 38 and 39 of the Preliminary Proxy Statement.

33. The sections of the Preliminary Proxy Statement captioned "Recommendation of Our Board of Directors" has been revised to include a more thorough analysis of the extent to which the Company's beliefs as to fairness are based on the factors described in Instruction 2 of Item 1014 of Regulation M-A, paragraphs (c), (d) and (e) of Item 1014 of Regulation M-A, and Item 1015 of Regulation M-A. This discussion does include an analysis as to why the Company deemed it unnecessary to structure the transaction to require the approval of at least a majority of unaffiliated shareholders, or to retain an unaffiliated representative to act on behalf of such shareholders in negotiating the terms of the transaction or preparing the report as to fairness.

34. The relevant section has been revised to include the discussion of the benefits and detriments that had formerly been included in the section captioned "Recommendation of Our Board of Directors." In addition, any particular factors indicated in Comment 34 that were not included in this discussion have been added.

35. The Company will finalize arrangements for financing immediately prior to filing its Definitive Proxy Statement and Form 13E-3/A with the Commission. In addition, the Company has negotiated the terms for this line of credit, and those terms are now described more thoroughly on page 48 of the Preliminary Proxy Statement. If necessary, the Company can finance the transaction with its own liquidity and capital resources with no material impact on its financial condition. In this instance, the Preliminary Proxy Statement and the pro forma financial statements would be modified accordingly.

36.  The relevant section has been revised.

37. The Form 10-K has been included as an Appendix to the Preliminary Proxy Statement and will be delivered to shareholders with the definitive materials.

Mr. Jeffrey Werbitt
November 2, 2005
Page 8 of 8

38.  The relevant language regarding forward incorporation has been deleted.

39. The pro forma ratios have been included on page 58 of the Preliminary Proxy Statement.

40.  The Proxy Card has been revised accordingly.

In connection with this response, the Company herby acknowledges the following:

     - it is responsible for the adequacy and accuracy of the disclosure in its filings;

     - staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     - the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any questions or require additional information with respect to this filing, please call me directly at 419.321.1396.


Sincerely,

/s/ David J. Mack

David J. Mack

Enclosure
cc:      Paul W. Pence, Jr., President
         Merchants Bancorp, Inc.

         Rick Maroney, Principal
         Austin Associates, LLC

         Thomas C. Blank, Esq.
         Shumaker, Loop & Kendrick, LLP